FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / /
                                                                           ---


         Pre-Effective Amendment No.:                                      / /
                                           -------                         ---
         Post-Effective Amendment No.:        77                           /X/
                                           -------                         ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            /  /
                                                                           ---


         Amendment No.:               78                                   /X/
                                    ------                                 ---



                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
               (Exact Name of Registrant as Specified in Charter)

           431 North Pennsylvania Street, Indianapolis, Indiana 46204
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (317) 917-7000

      Timothy L. Ashburn, AmeriPrime Funds, 431 North Pennsylvania Street,
                             Indianapolis, IN 46204
                     (Name and Address of Agent for Service)

                                  With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP,
              312 Walnut Street, Suite 1400, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:


    /__/ immediately upon filing pursuant to paragraph (b)
    / X/ on March 1, 2003 pursuant to paragraph (b)
    /__/ 60 days after filing pursuant to paragraph (a)(1)
    /  / on (date) pursuant to paragraph (a)(1)
    /  / 75 days after filing pursuant to paragraph (a)(2)
    /  / on (date) pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 AAM Equity Fund

                                   PROSPECTUS

                                  March 1, 2003



INVESTMENT OBJECTIVE:
Long-term capital appreciation




1018 Kanawha Blvd., East, Suite 309
Charleston, West Virginia 25301
(888) 905-2283























     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


                                                                            PAGE



RISK/RETURN SUMMARY............................................................1

FEES AND EXPENSES OF INVESTING IN THE FUND.....................................3

HOW TO BUY SHARES..............................................................3

HOW TO REDEEM SHARES...........................................................5

DETERMINATION OF NET ASSET VALUE...............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................7

MANAGEMENT OF THE FUND.........................................................8

FINANCIAL HIGHLIGHTS...........................................................9

PRIVACY POLICY................................................................10

FOR MORE INFORMATION..................................................Back Cover

     RISK/RETURN SUMMARY

     Investment Objective

     The investment objective of the AAM Equity Fund is to provide long-term capital appreciation.

     Principal Strategies

     The Fund invests primarily in a diversified portfolio of common stocks of U.S. companies with market capitalizations of $1 billion or more. The Fund's advisor selects stocks that it believes offer growth opportunities at a reasonable price, based on several criteria, including:

    o  price-earnings ratio;
    o  rate of earnings growth;
    o management stability (based on information from the company's public records);
    o past financial stability; o the company's position in its industry (based on current and projected sales); and o dividend record.

     As the Fund will primarily invest in dividend-paying common stocks, it is expected that the Fund will generate some current income in addition to long-term capital appreciation. Under normal circumstances, at least 80% of the total assets of the Fund will be invested in common stocks.

     The Fund may sell all or a portion of its investment in a company if the company's price-earnings ratio moves significantly above its long-term (five year) average, or if the company experiences a dramatic, negative change in its earnings, rate of growth or industry leadership position.

     Principal Risks of Investing in the Fund

o Management Risk. The strategy used by the Fund's advisor may fail to produce the intended results.

o Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund's share price to fall.

o An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o The Fund is not a complete investment program. As with any mutual fund investment, the Fund's returns will vary and you could lose money.

     Is the Fund right for You?

          The Fund may be  suitable  for:

 o Long-term investors seeking a fund with a capital appreciation investment strategy

 o Investors who can tolerate the greater risks associated with common stock investments

     General


     The investment objective of the Fund may be changed without shareholder approval. The Fund's policy to invest at least 80% of its assets in common stocks will not be changed without 60 days prior notice to shareholders.


     From time to time, the Fund may take temporary defensive positions which areinconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

     How the Fund has Performed


     The bar chart and performance table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns from year to year. The performance table shows how the Fund's average annual total returns compare over time to a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                                 [Chart Omitted]
                         Total Return as of Decmeber 31
          1999 13.76%    2000 -1.33%   2001 -6.76%    2002 -19.07%


     During the period shown, the highest return for a quarter was 13.21% (4th quarter, 2001); and the lowest return was -16.19% (3rd quarter, 2002).

     Average Annual Total Returns for the periods ended 12/31/2002:


                                                    One Year  Since Inception(1)
The Fund
   Return Before Taxes                               -19.07%        -3.23%
   Return After Taxes on Distributions(2)            -19.34%        -3.38%
   Return After Taxes on Distributions and
      Sale of Fund Shares(2)                         -11.61%        -2.60%
S&P 500 Index                                        -22.09%        -4.18%
(reflects no deductions for fees, expenses or taxes)


(1) June 30, 1998
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                   FEES AND EXPENSES OF INVESTING IN THE FUND

                  The tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

   Shareholder Fees (fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases ........................NONE
   Maximum Deferred Sales Charge (Load).....................................NONE
   Redemption Fee1..........................................................NONE
   Exchange Fee.............................................................NONE


   Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
   Management Fees.........................................................1.15%
   Distribution (12b-1) Fees................................................NONE
   Other Expenses .........................................................0.18%
   Total Annual Fund Operating Expenses ...................................1.33%
   Fee Waiver(2)...........................................................0.13%
   Net Expenses ...........................................................1.20%


1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The Fund's advisor has contractually agreed through February 28, 2004 to reimburse the Fund for the fees and expenses of the disinterested Trustees and any Fund deferred organization costs amortized during the period, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets.

     Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses (except for reimbursement reflected in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:


             1 year           3 years           5 years           10 years
             ------           --------          -------           --------
              $126              $434              $750              $1,646



     HOW TO BUY SHARES

     The minimum initial investment in the Fund is $2,500 and minimum subsequent investments are $50. These minimums may be waived by the advisor for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

     By Mail - To be in proper form, your initial purchase request must include:

        o a completed and signed investment application form (which accompanies this Prospectus);
        o a check (subject to the minimum amounts) made payable to the Fund.

     Mail the application and check to:

U.S. Mail:                              Overnight:
 AAM Equity Fund                        AAM Equity Fund
 c/o Unified Fund Services, Inc.        c/o Unified Fund Services, Inc.
 P.O. Box 6110                          431 North Pennsylvania Street
 Indianapolis, Indiana 46206-6110       Indianapolis, Indiana 46204

     By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc. the Fund's transfer agent at (888) 905-2283 to obtain instructions on how to set up your account and to obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

          U.S. Bank, N.A.
          ABA #0420-0001-3
          Attn: AAM Equity Fund
          Account Name ________________(write in shareholder name) For the Account # _______________(write in account number)
          D.D.A.#488920927

     You must provide a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

     Additional Investments

     You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

        -your name                      -the name of your account(s)
        -your account number(s)         -a check made payable to AAM Equity Fund



     Checks should be sent to the AAM Equity Fund at the address listed under the heading "How to Buy Shares - Initial Purchase" in this Prospectus. A bank wire should be sent as outlined under the heading "Initial Purchase - By Wire" in this Prospectus.

     Automatic Investment Plan

     You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

     Tax Sheltered Retirement Plans

     Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund's transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund's transfer agent about the IRA custodial fees.

     Other Purchase Information


     The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund. The Fund and its servicing agent reserve the right to refuse third party checks, cashier checks, counter checks, travelers checks, money orders, and credit card checks without proper identification. Signature guarantee stamps may be required on identification documentation.

     The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received on order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.



                              HOW TO REDEEM SHARES

     You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: AAM Equity Fund            Overnight: AAM Equity Fund c/o Unified
           Fund Services, Inc.                   c/o Unified Fund Services, Inc.
           P.O. Box 6110                         431 North Pennsylvania Street
           Indianapolis, Indiana 46206-6110      Indianapolis, Indiana 46204


     Your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares that are received in good order are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption chech be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed with 30 days of the redemption request. The Fund may also require a signature guarantee for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-888-905-2283 if you have questions. At the discretion of the Fund or the Fund's transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.


     By Telephone - You may redeem any part of your account in the Fund by calling the Fund's transfer agent at (888) 905-2283. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

     The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.


     Additional Information - If you are not certain of the requirements for a redemption please call the Fund's transfer agent at (888) 905-2283. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. You may be assessed a fee if the Fund incurs bank charges because you request that the Fund re-issue a redemption check. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.

     Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $2,500 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss which may have tax consequences about which you should consult your tax advisor.

                        DETERMINATION OF NET ASSET VALUE

     The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

     The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's advisor at their fair value, according to procedures approved by the Fund's board of trustees.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


     Dividends and Distributions. The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

     Taxes. In general, selling shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

     Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax advisor about your investment.

                             MANAGEMENT OF THE FUND


     Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 309, Charleston, West Virginia 25301 serves as investment advisor to the Fund. As of January 1, 2003, the advisor managed over $8.4 million in assets, and provides equity, balanced account and fixed income portfolios for individual, pension and profit sharing plans, endowments, foundations, municipalities, trusts and corporations. During the fiscal year ended October 31, 2002, the Fund paid the advisor a fee equal to 1.15% of its average daily net assets.


     Mr. Knox Fuqua has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception in 1998. Mr. Fuqua has been President and Chief Investment Officer of the advisor since its founding in 1992. He has over fifteen years of investment experience managing equity accounts. Mr. Fuqua is a graduate of Tennessee Technological University, and began his investment career with 1st American Bank (Lee, Robinson & Steine) in Nashville, Tennessee.

     The Fund's advisor pays all of the operating expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and
(b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses (including organizational expenses). In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the advisor. The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                              FINANCIAL HIGHLIGHTS


     The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. This information has been audited by McCurdy & Associates CPA's, Inc., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.




                                                          Year ended     Year ended    Year ended     Year ended    Period ended
                                                        Oct. 31, 2002  Oct. 31, 2001  Oct. 31, 2000  Oct. 31, 1999  Oct. 31,1998
                                                        ------------------------------------------------------------------------

Selected Per Share Data                                     $9.63       $ 11.53        $10.99          $9.43         $10.00
Net asset value, beginning of period
                                                        ------------------------------------------------------------------------
Income from investment operations

  Net investment income (loss)                               0.09          0.05          0.03          0.05          0.03

  Net realized and unrealized gain (loss)                   (1.19)        (1.92)        0.55          1.53          (0.60)
                                                        ------------------------------------------------------------------------
Total from investment operations
                                                            (1.10)        (1.87)        0.58          1.58          (0.57)
                                                        ------------------------------------------------------------------------
Less Distributions to shareholders:

  From net investment income                                (0.05)        (0.03)        (0.04)        (0.02)        0.00

  From net realized gain                                     0.00          0.00          0.00          0.00          0.00
                                                        ------------------------------------------------------------------------

Total distributions                                         (0.05)        (0.03)        (0.04)        (0.02)        0.00
                                                        ------------------------------------------------------------------------

Net asset value, end of period                             $ 8.48         $9.63         $11.53        $10.99       $9.43

                                                        ========================================================================

Total Return                                               (11.49)%      (16.28)%        5.28%       16.74%    m  (5.70)%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                           $  7,857       $ 5,371        $ 5,295       $ 4,337       $ 2,852

Ratio of expenses to average net assets                     1.20%         1.15%         1.15%         1.15%         1.14%     (c)
Ratio of expenses to average net assets

   before waiver & reimbursement                            1.33%         1.30%         1.35%         1.35%         1.40%     (c)
Ratio of net investment income to

   average net assets                                       0.95%         0.46%         0.22%         0.43%         0.90%     (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement
                                                            0.83%         0.30%         0.02%         0.23%         0.64%     (c)

Portfolio turnover rate                                    20.06%        21.63%        32.79%        27.34%        14.41%     (c)

(a) June 30, 1998 (commencement of operations) to October 31,1998
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized

                                 PRIVACY POLICY

     The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

     Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

o Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

o Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

     Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

     Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                              FOR MORE INFORMATION

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies that significantly affected the Fund's performance results as of the Fund's latest semi-annual or annual fiscal year end.

     Call the Fund at 888-905-2283 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

     You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.





Investment Company Act #811-9096

                                 AAM EQUITY FUND

                       STATEMENT OF ADDITIONAL INFORMATION


                                  March 1, 2003


     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of AAM Equity Fund dated March 1, 2003. This SAI incorporates by reference the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2002 ("Annual Report"). A free copy of the Prospectus or annual report can be obtained by writing the transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling 1-888-905-2283.

                                TABLE OF CONTENTS
                                                                           PAGE


DESCRIPTION OF THE TRUST AND FUND..............................................2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS................................................................3

INVESTMENT LIMITATIONS.........................................................5

THE INVESTMENT ADVISOR.........................................................8

TRUSTEES AND OFFICERS..........................................................9

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................12

DETERMINATION OF SHARE PRICE..................................................13

ADDITIONAL TAX INFORMATION....................................................14

INVESTMENT PERFORMANCE........................................................15

CUSTODIAN.....................................................................17

FUND SERVICES.................................................................17

ACCOUNTANTS...................................................................17

DISTRIBUTOR...................................................................18

FINANCIAL STATEMENTS..........................................................18

DESCRIPTION OF THE TRUST AND FUND

     The AAM Equity Fund (the "Fund") was organized as a diversified series of AmeriPrime Funds (the "Trust") on June 30, 1998. The Trust is an open-end management investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund commenced operations on June 30, 1998.

     The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series, so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of
Trust can be amended by the Trustees, except that any amendment that adversely affects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.


     As of January 10, 2003, the following persons are the record owners of five percent (5%) or more of the Fund: RSBCO, P.O. Box 1410, Ruston, LA 71273, - 89.90%.

   As of January 31, 2003, 72.90% of the outstanding shares of the Fund was owned by RSBCO for the benefit of clients of Kanawha Trust, 2000 Deitrick Blvd., Charleston, WV 25311, a division of National Independent Trust Company, a federally chartered trust company. Kanawha Trust may be deemed to beneficially own these shares and may be deemed to control the Fund. As the controlling shareholder, Kanawha Trust could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Fund's advisor.

     As of January 10, 2003, the officers and trustees as a group owned less than one percent of the Fund.

     For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Fund's Prospectus and this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a discussion of some of the investments the Fund may make and some of the techniques it may use.

     A. Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Fund may not invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds. The advisor will limit the Fund's investment in convertible securities to those rated A or better by Moody's Investors Service, Inc. or Standard & Poor's Ratings Services or, if unrated, of comparable quality in the opinion of the Advisor.

     B. American Depositary Receipts (ADRs). The Fund may invest up to 10% of its assets in ADRs. ADRs are subject to risks similar to those associated with direct investment in foreign securities. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     C. Restricted and Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

     With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Fund will not, however invest more than 5% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees of the Fund, the advisor determines the liquidity of restricted securities and, through reports from the advisor, the Board will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

     D. Real Estate Investment Trusts (REITs). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. The Fund's investments in REITs will be those characterized as equity REITs. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Risks associated with REIT investments include the fact that REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.


     E. Indexed Securities. The Fund may purchase indexed securities consistent with the Fund's investment objectives. Indexed securities are those, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

     The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. Indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Restricted and Illiquid Securities" in this Statement of Additional Information.


     F. Exchange Traded Funds. The Fund may invest in a range of exchange traded funds. Exchange traded funds may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDSSM and Nasdaq-100 Index Tracking Stock ("QQQs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price IndexTM ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Index. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the Dow Index. The DIAMONDS Trust's shares trade on the AMEX. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq 100 and whose shares trade on the AMEX.
Investments in SPDRs, DIAMONDS and QQQs are considered to be investment companies.

     G. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. Government or by agencies of the U.S Government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Firstar Bank, N.A. (the Fund's custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the advisor (subject to review by the Board of Trustees) to be creditworthy. The advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.


     H. Financial Services Industry Obligations. The Fund may invest in each of the following obligations of the financial services industry:

     (1) Certificates of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. The variable rate paid by the issuer may be tied to changes in the value of an equity index.

     (2) Time Deposits. Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

     (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.



INVESTMENT LIMITATIONS

     Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

     3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     8. Diversification. The Fund will not invest in the securities of any issuer if, immediately after such investment, less than 75% of the total assets of the Fund will be invested in cash and cash items (including receivables), Government securities, securities of other investment companies or other securities for the purposes of this calculation limited in respect of any one issuer to an amount (determined immediately after the latest acquisition of securities of the issuer) not greater in value than 5% of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

     1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. Short Sales. The Fund will not effect short sales of securities.

     5. Options. The Fund will not purchase or sell puts, calls, options or straddles.

     6. Illiquid Investments. The Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

     7. Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

     8. 80% Investment Policy. Under normal circumstances, at least 80% of the Fund's assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in common stocks. The Fund will not change this policy unless the Fund's shareholders are provided with at least 60 days prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement, in bold-face type:
"Important Notice Regarding Change in Investment Policy." The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communications to the Fund's shareholders.


THE INVESTMENT ADVISOR

     The Fund's investment advisor is Appalachian Asset Management, 1018 Kanawha Boulevard, East, Suite 309, Charleston, WV (the "Advisor"). Each of KI&T Holdings, Inc., 1018 Kanawha Boulevard, East, Suite 309, Charleston, WV, and Argent Financial Group Inc., 500 East Reynolds Drive, Ruston, LA, owns 50% of the outstanding shares of the Advisor and may be deemed to be a controlling person of the Advisor. Both KI&T Holdings, Inc. and Argent Financial Group Inc. are financial services holding companies. The Advisor has provided a uniquely comprehensive and personalized package of investments and total financial consulting services to small to medium sized businesses and foundations since 1992.


     Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees and extraordinary expenses (including organizational expenses). As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund. For the fiscal years ended October 31, 2000, 2001, and 2002, the Fund paid advisory fees of $52,693, $61,147, and $76,031, respectively. The Fund's advisor has contractually agreed through February 28, 2004 to reimburse the Fund for the fees and expenses of the disinterested Trustees and any Fund deferred organization costs amortized during the period, but only to the extent necessary to maintain the Fund's total annual operating expenses at 1.15% of average daily net assets. For the fiscal year ended October 31, 2002, the Advisor reimbursed Trustees' fees and organizational expenses of $8,498.

     The Board of Trustees considered the Agreement at a meetings held on November 30, 2001 and February 13, 2002, due to a proposed change of control of the Advisor. In evaluating the Agreement, the Board, including the Independent Trustees, requested and reviewed, with the assistance of legal counsel, materials furnished by the Advisor, KI&T Holdings, Inc .and Argent Financial Group Inc., including financial information.


     Based on its review, the Board of Trustees believed that approval of the Agreement was in the best interests of the Trust and the Fund's shareholders. The Trustees primarily evaluated (i) their satisfaction with the experience, reputation, qualifications and background of AAM's investment personnel, (ii) the nature and quality of operations and services that AAM will continue to provide the Fund with no change in fees, (iii) the benefits of continuity in services to be provided by the Advisor, and (iv) the fact that the portfolio managers will not change as a result of the change in control.

     The Trustees also gave careful consideration to factors deemed relevant to the Trust and the Fund, including, but not limited to (i) the performance of the Fund since commencement of its operations, (ii) the investment objective and policies of the Fund, (iii) the financial condition of the Advisor, and (iv) that the terms of the Agreement are substantially identical to the previous management agreement.

     The Board viewed as significant the representation of the Advisor that the same persons who were previously responsible for the investment advisory operations of the Fund would continue in such positions, that no changes in the investment advisers' method of operations or location are expected, and that no diminution of the scope and quality of advisory services provided to the Fund will result from that change of control.

     As a result of their considerations, the Board of Trustees, including all of the Independent Trustees, determined that the Agreement was in the best interests of the Fund and its shareholders. Accordingly, on February 13, 2002 the Board of Trustees, including the Independent Trustees, unanimously approved the Agreement and voted to recommend it to shareholders for approval.

     The Advisor retains the right to use the name AAM in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name AAM automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

      The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

                              TRUSTEES AND OFFICERS

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Timothy Ashburn(2)             President, Secretary and Trustee   President and Secretary             27
1104 Buttonwood Court                                               since October 2002;
Lexington, KY  40515                                               Trustee of AmeriPrime
                                                                    Advisors Trust since
Year of Birth: 1950                                                    November 2002,
                                                                   AmeriPrime Funds since
                                                                     December 2002, and
                                                                    Unified Series Trust
                               since October 2002
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and          Unified Financial Services, Inc.
Chief  Executive  Officer  from  1989 to 1992  and 1994 to April                     since 1989
2002;  President of Unified  Financial  Services  from  November
1997 to April 2000.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
                                                                                             Number of Portfolios
   Name, Age and Address        Position(s) Held with the Fund     Length of Time Served       in Fund Complex1
                                           Complex1                                          Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Ronald C. Tritschler(3)                    Trustee                 Trustee of AmeriPrime              27
2361 Old Hickory Lane                                                Funds and Unified
Lexington, KY 40515                                                  Series Trust since
                                                                     December 2002 and
Year of Birth:  1952                                                AmeriPrime Advisors
                                                                    Trust since November
                                                                            2002
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Executive Officer,  Director and legal counsel of The Webb                        None
Companies,   a  national  real  estate  company,  from  2001  to
present;  Executive  Vice  President  and  Director  of The Webb
Companies from 1990 to 2000; Director,  The Lexington Bank, from
1998 to present;  Director, Vice President and legal counsel for
The  Traxx  Companies,  an owner  and  operator  of  convenience stores, from 1989 to present.
----------------------------------------------------------------- -------------------------------------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
                                Position(s) Held with the Fund Length of Time
Served Number of Portfolios
   Name, Age and Address                   Complex1                                            in Fund Complex1
                                                                                             Overseen by Trustee
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------- ----------------------------------- ------------------------- -----------------------
Thomas G. Napurano              Treasurer and Chief Financial      Since October 2002 for            N/A
2424 Harrodsburg Road                      Officer                  AmeriPrime Funds and
Lexington, KY  40503                                                AmeriPrime Advisors
                                                                   Trust; since December
Year of Birth:  1941                                              2002 for Unified Series
                                                                           Trust
----------------------------- ----------------------------------- ------------------------- -----------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                         N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to
March 2002.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                            Number of Portfolios
    Name, Age and Address              Position(s) Held           Length of Time Served       in Fund Complex(1)
                                          with Trust                                        Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Carol Highsmith                       Assistant Secretary          Since December 2002              N/A
431 N. Pennsylvania St.                                            for AmeriPrime Funds
Indianapolis, IN 46204                                             since November 2002
                                                                      for AmeriPrime
Year of Birth:  1964                                                Advisors Trust and
                                                                   Unified Series Trust
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                          Other Directorships Held
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to                               None
present); Vice President and Asst. Secretary of Lindbergh
Funds; Asst. Secretary of AmeriPrime Funds and AmeriPrime
Advisors Trust (October 2002 to present).

----------------------------------------------------------------- -------------------------------------------------
(1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
   Trust, and Unified Series Trust.

(2)Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial
   Securities, Inc., the principal underwriter for certain funds in the Fund
   Complex.

(3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the principal underwriter for certain funds in the Fund Complex.


         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.


------------------------------ ---------------------------------- ----------------------- -------------------------
    Name, Age and Address       Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              27
600 Jefferson Street                                                Funds since 1995,
Suite 350                                                          AmeriPrime Advisors
Houston, TX  77002                                                Trust since July 2002
                                                                    and Unified Series
Year of Birth:  1947                                               Trust since December
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------


----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company since 1992.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                       Position(s) Held           Length of Time Served   Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              27
3647 Totem Lane                                                     Funds and Unified
Indianapolis, IN 46208                                              Series Trust since
                                                                    December 2002 and
Year of Birth:  1946                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund Number of
Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              27
2385 The Woods Lane                                                 Funds and Unified
Lexington, KY 40502                                                 Series Trust since
                                                                    December 2002 and
Year of Birth:  1950                                               AmeriPrime Advisors
                                                                   Trust since November
                                                                           2002
------------------------------ ---------------------------------- ----------------------- -------------------------
----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------
    1  The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors
       Trust and Unified Series Trust.

     The Trust's Valuation Committee consists of Messrs. Ashburn, Hippenstiel, Little and Tritschler. The Valuation Committee is responsible for determining the fair value of illiquid securities held by the Fund, if any. The committee was recently established and held no meetings during the fiscal year ended October 31, 2002.

     The Trust's audit committee consists of Gary Hippenstiel, Stephen Little, and Daniel Condon. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee was recently established and held one meeting during the fiscal year ended October 31, 2002.

     The following table provides information regarding shares of the Fund and other portfolios of the AmeriPrime Family of Funds owned by each Trustee as of December 31, 2002.




   =============================== ================================ =============================================
                                                                      Aggregate Dollar Range of Shares of all
              Trustee                Dollar Range of Fund Shares      Funds Overseen by the Trustee Within the
                                                                            AmeriPrime Family of Funds1
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Timothy Ashburn                              None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Daniel Condon                                None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Gary E. Hippenstiel                          None                                 $1-$10,000
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Stephen Little                               None                                    None
   ------------------------------- -------------------------------- ---------------------------------------------
   ------------------------------- -------------------------------- ---------------------------------------------
   Ronald Tritschler                            None                                    None
   =============================== ================================ =============================================
       1 The terms "Fund Complex" and "AmeriPrime Family of Funds" refer to
      AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.


     The compensation paid to the Trustees of the Trust for the fiscal year ended October 31, 2002 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust pays a portion of the Trustee fees.

================================== =================================== ==========================================

                                                                           Total Compensation from Trust and
              Name                 Aggregate Compensation from Trust           AmeriPrime Advisors Trust
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Kenneth D. Trumpfheller1                           $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Steve L. Cobb1                                  $18,729                                 $18,729
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Gary E. Hippenstiel                             $19,875                                 $19,875
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Mark W. Muller1                                  $1,146                                 $16,771
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Richard J. Wright1                               $1,146                                 $16,771
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Timothy Ashburn                                    $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Daniel Condon2                                     $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Stephen Little2                                    $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
---------------------------------- ----------------------------------- ------------------------------------------
Ronald Tritschler2                                 $0                                     $0
---------------------------------- ----------------------------------- ------------------------------------------
   1  No longer a Trustee of the Trust.
   2  Elected to the Board on December 18, 2002.



PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute portfolio transactions.

     The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.


     To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection. For the fiscal years ended October 31, 2000, 2001 and 2002, the Fund paid brokerage commissions of $9,879, $7,976 and $9,720, respectively.


     The Trust, the Advisor and the Fund's distributor have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE


     The price (net asset value) of the shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday). For a description of the methods used to determine the net asset value (share price), see "Determination of Net Asset Value" in the Prospectus.


     Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund's Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

ADDITIONAL TAX INFORMATION


     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction. As of October 31, 2002, the Fund had loss carryforwards totaling $206,690, of which $117,061 expires in 2009, $74,070 expires in 2007, and $15,559 expires in 2006. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. The Fund has elected to defer post-October losses of $382,910.

INVESTMENT PERFORMANCE

     The Fund may periodically advertise "average annual total return." "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:

         P(1+T)n=ERV

Where:   P     =     a hypothetical $1,000 initial investment
         T     =     average annual total return
         n     =     number of years
         ERV   =     ending redeemable value at the end of the
                     applicable period of the hypothetical
                     $1,000 investment made at the beginning of the applicable period.

     The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.


     "Average annual total return after taxes on distributions," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:


        P(1+T)n=ATVD

Where:  P     =     a hypothetical $1,000 initial investment
        T     =     average annual total return (after taxes on distributions)
        n     =     number of years
        ATVD        ending value at the end of the applicable
                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     "Average annual total return after taxes on distributions and redemption," as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:

        P(1+T)n=ATVDR

Where:  P     =     a hypothetical $1,000 initial investment
        T     =     average annual total return (after taxes on distributions
                    and redemption)
        n     =     number of years
        ATVDR       ending value at the end of the applicable
                    period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.

     The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     The following table provides information regarding the AAM Equity Fund's performance (for the periods ended October 31, 2002).

   -------------------------------------------------------------------------------------------------------------
                                                   AAM EQUITY FUND
   -------------------------------------------------------------------------------------------------------------
   ------------------------------------------------------------ ------------------------- ----------------------
                                                                        One Year            Since Inception(1)
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return                                          -11.49%                  -3.44%
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return After Taxes on Distributions
                                                                        -11.67%                  -3.52%
   ------------------------------------------------------------ ------------------------- ----------------------
   ------------------------------------------------------------ ------------------------- ----------------------
   Average Annual Total Return After Taxes on Distributions
   and Redemptions                                                       -6.98%                  -2.73%
   ------------------------------------------------------------ ------------------------- ----------------------
     (1) June 30, 1998.

     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, the Fund may also provide the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue. From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.


     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified. Unified maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.20 per shareholder (subject to a minimum monthly fee of $900 per Fund) for these transfer agency services.


     In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.0275% of the Fund's assets up to $100 million, 0.0250% of the Fund's assets from $100 million to $300 million, and 0.0200% of the Fund's assets over $300 million (subject to various monthly minimum fees, the maximum being $2,000 per month for assets of $20 to $100 million). For the fiscal years ended October 31, 2000, , 2001 and 2002, Unified received $10,700, $17,523 and $18,505, respectively, from the Advisor on behalf of the Fund for these accounting services.

     Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.10% of the Fund's assets under $50 million, 0.075% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the fiscal years ended October 31, 2000, 2001 and 2002, Unified received $30,000, $29,132 and $43,987, respectively, from the Advisor on behalf of the Fund for these administrative services (prior to October 12, 2000, these fees were paid to AmeriPrime Financial Services, Inc., which merged with Unified on that date).


ACCOUNTANTS

     The firm of McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145, has been selected as independent public accountants for the Fund for the fiscal year ending October 31, 2003. McCurdy & Associates performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR


     Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Distributor"), is the exclusive agent for distribution of shares of the Fund. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent of the distributor), and may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Funds are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.



FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust's Annual Report to Shareholders for the period ended October 31, 2002. You can obtain the Annual Report without charge by calling the Fund at 1-888-905-2283.

PART C:  OTHER INFORMATION

Item 23.  Exhibits

(a) Articles of Incorporation.

     (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (iv) Copy of Amendment No. 3 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (v) Copy of Amendment No. 4 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (vi)  Copy  of  Amendment  No.  5  and  Amendment  No.  6  to  Registrant's
Declaration  of  Trust,   which  were  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 8, are hereby incorporated by reference.

     (vii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (viii) Copy of Amendment No. 8 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (ix) Copy of Amendment No. 9 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 15, is hereby incorporated by reference.

     (x) Copy of Amendment No. 10 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.

     (xi) Copy of Amendment No. 11 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 17, is hereby incorporated by reference.

     (xii) Copy of Amendment No. 12 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiii) Copy of Amendment No. 13 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (xiv) Copy of Amendments No. 14 through 17 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 27, are hereby incorporated by reference.

     (xv) Copy of Amendments No. 18 and 19 to Registrant's Declaration of Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 30, are hereby incorporated by reference.

     (xvi) Copy of Amendment No. 20 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 40, is hereby incorporated by reference.

     (xvii) Copy of Amendment No. 21 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 51, is hereby incorporated by reference.

     (xviii) Copy of Amendment No. 22 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 57, is hereby incorporated by reference.

     (xix) Copy of Amendment No. 23 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

     (xx) Copy of Amendment No. 24 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None, other than in the Declaration of Trust, as amended, and By-Laws of the Registrant.

(d) Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement with The Jumper Group, Inc., adviser to the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 23, is hereby incorporated by reference.

     (iii) Copy of Registrant's Management Agreement with Appalachian Asset Management, Inc., adviser to the AAM Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (iv) Copy of Registrant's Management Agreement with Dobson Capital Management, Inc., adviser to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 25, is hereby incorporated by reference.

     (v) Copy of Registrant's Management Agreement with Columbia Partners, L.L.C., Investment Management, adviser to the Columbia Partners Equity Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 31, is hereby incorporated by reference.

     (vi) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

     (vii) Copy of Registrant's Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 39, is hereby incorporated by reference.

     (viii) Copy of Registrant's Sub-Advisory Agreement between Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Value Fund, and OFI Institutional Asset Management, Inc., sub-adviser to the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (ix) Copy of Management Agreement with Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

     (x) Copy of Sub-Advisory Agreement between Aegis Asset Management, Inc., adviser to the Westcott Large-Cap Growth Fund, and Arcadia Investment Management Corporation, sub-adviser to the Westcott Large-Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 75, is hereby incorporated by reference.

     (xi) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Strategic Allocation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

     (xii) Copy of Registrant's Management Agreement with IMS Capital Management, Inc., adviser to the IMS Strategic Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 74, is hereby incorporated by reference.

(e) Underwriting Contracts.

     (i) Copy of Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 50, is hereby incorporated by reference.

     (ii) Copy of Registrant's Underwriting Agreement with Capital Research Brokerage Services, LLC, underwriter of the IMS Capital Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 63, is hereby incorporated by reference.

(f) Bonus or Profit Sharing Contracts.

         None.

(g) Custodian Agreements.


     (i) Copy of Registrant's Agreement with the custodian, U.S. Bank, N.A. (formerly Firstar Bank), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Registrant's Appendix B to the Agreement with the custodian, U.S. Bank, N.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 43, is hereby incorporated by reference.

     (iii) Copy of Registrant's Agreement with UMB Bank, N.A., custodian to the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 28, is hereby incorporated by reference.

(h) Other Material Contracts.

     (i) Copy of Registrant's Administrative Services Agreement with the administrator, AmeriPrime Financial Services, Inc. (now Unified Fund Services, Inc.), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amended Exhibit A to the Administrative Services Agreement, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 65, is hereby incorporated by reference.

(i) Legal Opinion.

     (i)  Opinion  of  Thompson  Hine  LLP,  which was  filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  76,  is  hereby  incorporated  by reference.

     (ii) Consent of Thompson Hine LLP is filed herewith.

(j) Other Opinions. Consent of McCurdy & Associates CPA's, Inc. is filed herewith.

(k) Omitted Financial Statements.

         None.

(l) Initial Capital Agreements.

     Copy of Letter of  Initial  Stockholders,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  11,  is  hereby  incorporated  by reference.

(m) Rule 12b-1 Plan.

     (i) Form of Registrant's Rule 12b-1 Service  Agreement,  which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  1,  is  hereby
incorporated by reference.

     (ii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (iii) Copy of Registrant's Rule 12b-1 Distribution Plan for the Dobson Covered Call Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 24, is hereby incorporated by reference.

     (iv) Copy of Registrant's Class A Master Distribution Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (v) Copy of Registrant's Class B Master Distribution Plan for the Westcott Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(n) Rule 18f-3 Plan.

     (i) Rule 18f-3 Plan for the Jumper Strategic Advantage Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 21, is hereby incorporated by reference.

     (ii) Rule 18f-3 Plan for the Westcott Large-Cap Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (iii) Rule 18f-3 Plan for the Westcott Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

     (iv) Rule 18f-3 Plan for the Westcott Large-Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 71, is hereby incorporated by reference.

(o) Reserved.


(p) Codes of Ethics. Amended Code of Ethics of the Registrant, its underwriter (Unified Financial Securities, Inc.), the advisers and the sub-advisers is filed herewith.


(q) Powers of Attorney

     (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 75, are hereby incorporated by reference.

     (ii) Powers of Attorney for the Trustees of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment Nos. 35 and 71, are hereby incorporated by reference.

     (iii) Powers of Attorney for the President and Treasurer of the Trust, which were filed as Exhibits to Registrant's Post-Effective Amendment No. 74, are hereby incorporated by reference.


     (iv)  Powers of  Attorney  for  Daniel  Condon  and  Ronald C.  Tritschler,
Trustees  of  the  Trust,   which  were  filed  as   Exhibits  to   Registrant's
Post-Effective Amendment No. 76, are hereby incorporated by reference.


Item 24.  Persons Controlled by or Under Common Control

As of October 31, 2002, Charles L. Dobson, may be deemed to control the Dobson Covered Call Fund as a result of his beneficial ownership of the Fund (66.34%). Charles L. Dobson controls Dobson Capital Management, Inc. (a California corporation) because he owns 100% of its shares. As a result, Dobson Capital Management, Inc. and the Fund may be deemed to be under the common control of Charles L. Dobson.

Item 25.  Indemnification

(a) Article VI of the Registrant's Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

     Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the underwriting agreement with Unified Financial Securities, Inc., the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of the underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of the underwriter's employees, including, but not limited to, liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Pursuant to the underwriting agreement with Capital Research Brokerage Services, LLC, the Trust has agreed to indemnify the underwriter and each of the underwriter's employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of underwriter's employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of underwriter's employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(e) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

(a) IMS Capital Management, Inc. ("IMS"), 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, adviser to the IMS Capital Value Fund, is a registered investment adviser.

     (i) IMS has engaged in no other business during the past two fiscal years.

     (ii) The officers and directors of IMS are: Carl W. Marker, President and Director.*

(b) The Jumper Group, Inc. ("Jumper"), 1 Union Square, Suite 505, Chattanooga, Tennessee 37402, adviser to the Jumper Strategic Advantage Fund, is a registered investment adviser.

     (i) Jumper has engaged in no other business during the past two fiscal years.



         (ii) The officers and directors of Jumper are:

         --------------------------------- ---------------------------------- ---------------------------------------
         Name                              Position with Adviser              Other Business Activities
         --------------------------------- ---------------------------------- ---------------------------------------
         --------------------------------- ---------------------------------- ---------------------------------------
         Jay C. Jumper                     President                          None
         --------------------------------- ---------------------------------- ---------------------------------------

(c) Appalachian Asset Management, Inc. ("AAM"), 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301, adviser to AAM Equity Fund, is a registered investment adviser.


     (i) AAM has engaged in no other business during the past two fiscal years.


                 ------------------------ ------------------------------------------ --------------------------------
     (ii) Name Position with Adviser Other Business Activities
                 ------------------------ ------------------------------------------ --------------------------------
                 ------------------------ ------------------------------------------ --------------------------------
                 Knox H. Fuqua            President and Director                     None
                 ------------------------ ------------------------------------------ --------------------------------
                 ------------------------ ------------------------------------------ --------------------------------
                 Teresa Shawver           Treasurer/Secretary                        None
                 ------------------------ ------------------------------------------ --------------------------------
                 ------------------------ ------------------------------------------ --------------------------------
                 Will W. Carter           Vice President and Director                None
                 ------------------------ ------------------------------------------ --------------------------------


(d) Dobson Capital Management, Inc. ("Dobson"), 1422 Van Ness Street, Santa Ana, CA 92707, adviser to the Dobson Covered Call Fund, is a registered investment adviser.

     (i) Dobson has engaged in no other business during the past two fiscal years.

     (ii) Charles L. Dobson is the sole officer and director of Dobson.

(e) Columbia Partners, L.L.C. ("Columbia"), Investment Management, 1775 Pennsylvania Avenue, N.W., Washington, DC 20006, adviser to the Columbia Partners Equity Fund, is a registered investment adviser.

     (i) Columbia has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Columbia is incorporated by reference to the Form ADV filed by it under the Investment Advisers Act (File No. 801-50156).

(f) Aegis Asset Management, Inc. ("Aegis"), 230 Westcott, Suite 1, Houston, Texas 77007, adviser to the Westcott Technology Fund, the Westcott Large-Cap Value Fund, Westcott Large-Cap Growth Fund and the Westcott Fixed Income Fund, is a registered investment adviser.

     (i) Aegis has engaged in no other business during the past two fiscal years.




         (ii) The officers and directors of Aegis are:

         -------------------------- -------------------------------------- ------------------------------------------------
         Name                       Position with Adviser                  Other Business Activities
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         William S. Kilroy          Chief Executive Officer, Partner and   Member
                                    Chair of the Board                     Westcott Securities, LLC
                                                                           230 Westcott, Suite 1
                                                                           Houston, TX 77007
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
                                                                           Member
                                                                           Aegis Risk Management, LLC
                                                                           230 Westcott Suite 1
                                                                           Houston, TX 77007
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
                                                                           Chairman, CEO and Partner
                                                                           Continental Computer Company Continental
                                                                           Utility Software Company
                                                                           P.O. Box 232
                                                                           Jonesboro, AR 72401
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
                                                                           Owner
                                                                           Signature Press
                                                                           3300 Kingswood
                                                                           Houston, TX 77092
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
                                                                           Chairman and Partner
                                                                           Director's Life Assurance
                                                                           P.O. Box 20428
                                                                           Oklahoma City, OK 73156
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         Fred Mecklenberg           Chief Investment Officer and Director  None
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         Paul B. Jackson            President, Partner and Director        President and Member
                                                                           Westcott Securities, LLC
                                                                           230 Westcott Suite 1
                                                                           Houston, TX 77007
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
                                                                           Chief Executive Officer
                                                                           Aegis Risk Management, LLC
                                                                           230 Westcott Suite 1
                                                                           Houston, TX 77007
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         Joel Davis                 Director                               Geologist
                                                                           Gulfmark Energy
                                                                           1709 Bolsover Street
                                                                           Houston, TX 77007
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         Anthony Bohnert            Director                               Director of Transaction Services
                                                                           KPMG
                                                                           700 Louisiana
                                                                           Houston, TX 77046
         -------------------------- -------------------------------------- ------------------------------------------------
         -------------------------- -------------------------------------- ------------------------------------------------
         John Boyer                 Director                               Attorney
                                                                           Boyer and Ketchard
                                                                           9 Greenway Plaza, Suite 3100
                                                                           Houston, TX 77046
         -------------------------- -------------------------------------- ------------------------------------------------


(g) OAM Institutional, Inc. ("OAM"), 498 Seventh Avenue, New York, New York 10018, sub-adviser to the Westcott Large-Cap Value Fund, is a registered investment adviser.

     (i) OAM has engaged in no other business during the past two fiscal years.

     (ii) The officers and directors of OAM are:

         ------------------------------------ ---------------------------------------
         Name                                 Other Business Activities
         ------------------------------------ ---------------------------------------
         ------------------------------------ ---------------------------------------
         Thomas G. Macrini                    None
         ------------------------------------ ---------------------------------------
         ------------------------------------ ---------------------------------------
         T.C. Toomey None
         ------------------------------------ ---------------------------------------
         ------------------------------------ ---------------------------------------
         W.E. Carrier None
         ------------------------------------ ---------------------------------------
         ------------------------------------ ---------------------------------------
         Michael Stavar                       None
         ------------------------------------ ---------------------------------------

(h) Arcadia Investment Management Corporation ("Arcadia"), 259 East Michigan Ave., Suite 308, Kalamazoo, MI 49007, sub-advisor to Westcott Large-Cap Growth Fund, is a registered investment adviser.

     (i) Arcadia has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and director of Arcadia is incorporated by reference to Form ADV filed by it under the Investment Advisers Act (File No. 801-29203).

Item 27.  Principal Underwriters

Unified Financial Securities, Inc.:

(a) Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the IMS Capital Value
Fund. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Advisors Trust, Forester Funds, Julius Baer Investment Funds, Lindbergh Funds, Metric Wisdom Funds, Milestone Funds, Rockland Fund Trust, Runkel Funds, Sparrow Funds, TANAKA Funds and Unified Series Trust.

(b) Information with respect to each director and officer of Unified Financial Securities, Inc.:


---------------------------------------- -------------------------------------- --------------------------------------
                  (1)                                     (2)                                    (3)
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
          Name and Principal                     Positions and Offices                     Positions with
           Business Address                        with Underwriter                       Offices with Fund
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Timothy L. Ashburn                       Director                               Trustee and President
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------








---------------------------------------- -------------------------------------- --------------------------------------
Stephen D. Highsmith, Jr.                Director, President and CEO            None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas G. Napurrano                      Vice President and CFO                 Treasurer
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Lynn E. Wood                             Director and CCO                       None
431 North Pennsylvania Street
Indianapolis, Indiana 46204
---------------------------------------- -------------------------------------- --------------------------------------


(c) Not applicable.

Capital Research Brokerage Services, LLC:

(a) Capital Research Brokerage Services LLC, 107 South Fair Oaks Dr., Suite 315, Pasadena, CA 91105, principal underwriter of the IMS Capital Value Fund, is also the principal underwriter of the Santa Barbara Group of Mutual Funds.

(b) Information with respect to each member and officer of Capital Research Brokerage Services LLC is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (file No. 8-40823).

(c) Not applicable.

Item 28.  Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder will be maintained by: the Registrant at 431 North Pennsylvania Street, Indianapolis, Indiana 46204; and/or by the Registrant's custodians, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and UMB Bank, N.A., Securities Administration Dept., 928 Grand Blvd., 10th Floor, Kansas City, MO 64106; and/or by the Registrant's transfer agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.


Item 29.  Management Services

          None.

Item 30.  Undertakings

          None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 27th day of February, 2003.

                                AmeriPrime Funds



By:                    /s/
    ----------------------------------------
       Donald S. Mendelsohn,
                                                            Attorney-in-Fact


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.




Gary E. Hippenstiel,* Trustee          *By:                /s/
                                              ----------------------------------
                                                     Donald S. Mendelsohn,
Stephen A. Little, * Trustee                            Attorney-in-Fact

Timothy L. Ashburn, * President                        February 27, 2003
and Trustee

Thomas G. Napurano* Treasurer
and Chief Financial Officer

Daniel Condon,* Trustee

Ronald C. Tritschler,* Trustee

                                  EXHIBIT INDEX

1. Consent of Thompson Hine LLP......................................EX-99.23.i
2. Consent of McCurdy & Associates CPA's,Inc.........................EX-99.23.j
3. Amended Codeof Ethics.............................................EX-99.23.p